Acquisitions (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Identifiable Assets Acquired:
Goodwill Initially Recorded	$ 2,463,352	$ 2,334,759
Business Acquisition
Consideration paid for acquisitions
Cash Paid (gross of cash acquired)	321,121	131,972	80,439
Contingent Consideration			2,900
Fair Value of Previously Held Equity Interests		4,265	11,694
Fair value of Noncontrolling Interest		1,000
Total Consideration	321,121	137,237	95,033
Fair Value of Identifiable Assets Acquired:
Cash, Accounts Receivable, Prepaid Expenses Deferred Income Taxes and Other	28,532	18,998	7,918
Property, Plant and Equipment	44,681	11,794	6,002
Customer Relationship Assets	173,733	59,479	59,100
Other Assets	68	4,620	653
Liabilities Assumed and Deferred Income Taxes	(67,645)	(15,947)	(15,245)
Total Fair Value of Identifiable Net Assets Acquired	179,369	78,944	58,428
Goodwill Initially Recorded	141,752	58,293	36,605
Contingent and other payments related to acquisitions made in the current and previous years	$ 76		$ 132